Document and Entity Information	3 Months Ended
Sep. 30, 2020
Document And Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Vincerx Pharma, Inc.
Entity Central Index Key	0001796129
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-3197402
Entity Address, Address Line One	250 W. 55th St., #3401
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	646
Local Phone Number	899-1200